Joint venture settlement obligation (Disclosure of Joint venture settlement obligation) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Classified as current	$ 669,449	$ 698,950	$ 0
Classified at non-current	2,699,291	3,298,141	0
Captiva [Member] | Joint venture settlement obligation [Member]
Disclosure of joint ventures [line items]
Opening balance	3,997,091	0	0
Joint-venture settlement obligation	0	3,811,504	0
Accretion	552,928	185,587	0
Reclass from loan receivable	(206,947)	0	0
Repayment	(220,500)	0	0
Settled on issuance of common shares	(1,000,000)	0	0
Loss on modification	246,168		0
Ending balance	3,368,740	3,997,091	0
Classified as current	669,449	698,950	0
Classified at non-current	$ 2,699,291	$ 3,298,141	$ 0